Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2021	December 31, 2020
Prepaid voyage costs	$2,829	$284
Inventories	21,072	6,267
Claims receivable	5,568	633
Other	3,651	899
Total prepaid expenses and other current assets	$33,120	$8,083

Inventories are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2021.

Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.